BRIDGE FINANCING AND PRIMARY FINANCING - Investor Warrants (Details) - USD ($)				3 Months Ended		9 Months Ended
	Jul. 14, 2022	Mar. 13, 2022	Oct. 28, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Aug. 09, 2022	Aug. 02, 2022	Apr. 02, 2022
Class of Warrant or Right [Line Items]
Proceeds from sale of common stock, net			$ 10,100,000
Net proceeds			342,100,000,000			$ 14,904,569
Number of warrants outstanding	399,999
Change in fair value of warrant liability	$ 491,000				$ (146,808)	(77,237)	$ 4,522,844
Deemed Dividend on Warrant Modification				$ 65,266		$ 65,266
Altium Agreement
Class of Warrant or Right [Line Items]
Warrants, exercise price of warrants (in dollars per share)	$ 0.00
Bridge Notes
Class of Warrant or Right [Line Items]
Aggregate purchase price			12,000,000.0
Debt Instrument, Face Amount								$ 5,000,000
ADS
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)										342,100
Warrants, exercise price of warrants (in dollars per share)				$ 0.00		$ 0.00			$ 0.00
Number of ADS received for a warrant										1.0
Sale of equity securities, including conversion of "Bridge Notes" (in shares)				3,360,000
ADS | Altium
Class of Warrant or Right [Line Items]
Number of warrants outstanding									399,999
ADS | Altium Agreement | Altium
Class of Warrant or Right [Line Items]
Warrants, exercise price of warrants (in dollars per share)	$ 0.00
ADS | Bridge Notes
Class of Warrant or Right [Line Items]
Sale of equity securities, including conversion of "Bridge Notes" (in shares)				29,388
Private Placement
Class of Warrant or Right [Line Items]
Aggregate purchase price			17,000,000.0
Proceeds from sale of common stock, net of accrued interest and legal fess			$ 342,100
Sale of common stock, including conversion of Bridge Notes			342,100
Private Placement | Bridge Notes
Class of Warrant or Right [Line Items]
Aggregate purchase price			$ 5,000,000.0
Series A Warrants, American Depositary Shares
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)		191,174
Series B Warrants, American Depositary Shares
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)		49.75
Series A Warrants, American Depositary Shares, Series C Warrants Exercised in Full
Class of Warrant or Right [Line Items]
Investor warrants maturity term		5 years
Series B Warrants, American Depositary Shares, Series C Warrants Exercised in Full
Class of Warrant or Right [Line Items]
Investor warrants maturity term		2 years